Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	May 18, 2022
STF Tactical Growth & Income ETF
Account Value [Line Items]
Line Graph and Table Measure Name	STF Tactical Growth & Income ETF NAV
Account Value	$ 12,132	$ 11,702	$ 9,134	$ 10,000
STF Tactical Growth ETF
Account Value [Line Items]
Line Graph and Table Measure Name	STF Tactical Growth ETF NAV
Account Value	$ 13,272	13,038	10,043	10,000
70% XNDX/30% Bloomberg US Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	70% XNDX/30% Bloomberg US Aggregate Bond Index
Account Value	$ 14,601	13,752	10,805	10,000
Bloomberg US Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 10,577	10,085	9,916	10,000
NASDAQ 100 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	NASDAQ 100 Total Return Index
Account Value	$ 16,554	15,553	11,137	10,000
70% XNDX/30% Bloomberg US Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	70% XNDX/30% Bloomberg US Aggregate Bond Index
Account Value	$ 14,601	13,752	10,805	10,000
Bloomberg US Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 10,577	10,085	9,916	10,000
NASDAQ 100 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	NASDAQ 100 Total Return Index
Account Value	$ 16,554	$ 15,553	$ 11,137	$ 10,000